Loss Per Share - Schedule of Loss and the Weighted Average Number of Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss		$ 3,335	$ 1,545	$ 600
Interest accrued on preferred shares			60	69
Total loss attributed to ordinary shares		$ 3,335	$ 1,605	$ 669
Denominator:
Number of ordinary shares used in computing basic net loss per share (in Shares)	[1]	680,380	1,994	1,354
Number of ordinary shares used in computing diluted net loss per share (in Shares)	[1]	680,380	1,994	1,354
Net loss per ordinary share, basic (in Dollars per share)	[1]	$ 4.9	$ 805.2	$ 494.4
Net loss per ordinary share, diluted (in Dollars per share)	[1]	$ 4.9	$ 805.2	$ 494.4

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 8.